Contingent Liabilities and Commitments	12 Months Ended
Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure
CONTINGENT LIABILITIES AND COMMITMENTS

The Company is a party to a number of pending legal proceedings and claims, including those involving general and product liability and other matters, several of which claim substantial amounts of damages. The Company accrues for such liabilities when it is probable that future costs (including legal fees and expenses) will be incurred and such costs can be reasonably estimated. Accruals are based on developments to date; management's estimates of the outcomes of these matters; the Company's experience in contesting, litigating and settling similar matters; and any related insurance coverage. Although it is not possible to predict the ultimate outcome of these matters, the Company historically has been largely successful in defending itself against claims and suits that have been brought against it, and will continue to defend itself vigorously in all such matters. While the Company believes a material adverse impact is unlikely, given the inherent uncertainty of litigation, a remote possibility exists that a future development could have a material adverse impact on the Company. The Company enters into certain indemnification agreements in the ordinary course of business in which the indemnified party is held harmless and is reimbursed for losses incurred from claims by third parties, usually up to a prespecified limit. In connection with divestitures of certain assets or businesses, the Company often provides indemnities to the buyer with respect to certain matters including, for example, environmental or unidentified tax liabilities related to periods prior to the disposition. Because of the uncertain nature of the indemnities, the maximum liability cannot be quantified. As such, contingent liabilities are recorded when they are both probable and reasonably estimable. Historically, payments under indemnity arrangements have been inconsequential.

At September 30, 2015, there were no known contingent liabilities (including guarantees, pending litigation, taxes and other claims) that management believes will be material in relation to the Company's financial statements, nor were there any material commitments outside the normal course of business.